Goodwill and Other Intangible Assets (Details) - Schedule of changes in the carrying amount of goodwill - Goodwill [Member] $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Goodwill [Line Items]
Goodwill as of January 1, 2023	$ 64,953
Goodwill acquired	4,743
Foreign currency translation adjustments	39
Goodwill as of March 31, 2023	$ 69,735